Contract liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Summary of Contract Liabilities

Contract liabilities as at December 31, 2022 and 2021 consist of the following:

	31/12/22	31/12/21
Advance payments from customers	15,735	19,206
Deferred income from licensing of Natuzzi’s trademarks	5,960	6,343
Deferred revenue for Natuzzi Display System	2,049	2,178
Deferred revenue for Service-Type Warranty	406	475
Total contract liabilities	24,150	28,202
Less current portion	(17,124)	(20,797)
Non-current portion	7,026	7,405